Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective tax statutory rate	34.00%	34.00%	34.00%	34.00%
Unrecognized tax benefits